Note 11 - Net loss per share attributable to common stockholders - Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Net loss to common shareholders	$ (11,048,511)	$ (1,927,132)	$ (15,380,249)	$ (6,320,406)	$ (9,121,376)	$ (7,821,162)
Weighted average shares of common stock outstanding, basic and diluted					92,638,720	68,039,666
Net loss per share, basic and diluted	$ (0.06)	$ (0.02)	$ (0.12)	$ (0.07)	$ (0.10)	$ (0.11)